SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow information
	2019	2018
Cash paid for interest	$4,888,070	$1,226,292

Convertible notes payable issued in acquisition	$2,293,933	$—

Issuance of shares for acquisition	$—	$6,652,512

Schedule of cash, cash equivalents, and restricted cash
	December 31,
	2019	2018
Cash and cash equivalents	$49,660	$9,134,902
Restricted cash (1)	6,676,622	6,650,000
Total cash, cash equivalents, and restricted cash	$6,726,282	$15,784,902

(1)	Amounts included in restricted cash represent the deposits required under the Company's short-term revolving facilities.